SHARE-BASED PAYMENTS - Additional Information (Details)		12 Months Ended
	May 21, 2017 Options	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-cash expense of grant options and RSU		$ 1,259,000	$ 1,021,000	$ 1,294,000
Balance expenditure of remaining vesting period options and RSUs		$ 1,868,000
Weighted average share price upon exercise of options | $ / shares		$ 0.36	$ 0.35	$ 0.35
Weighted average remaining contractual life of outstanding share options		5 years 7 months 2 days	5 years 8 months 27 days	6 years 2 months 23 days
Number of instruments granted in share-based payment arrangement | Options	18,890,695
Weighted average fair value at measurement date, share options granted			$ 475,000
Number of years of service for external directors		3
Number of years of service for other directors		1
Share-based payment arrangement, maximum expiration days for directors		180 days
Increase in percentage of market price of ordinary share		10.00%
Service options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement | Options	3,699,208
Service and market conditions to officers and key employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement | Options	15,191,487